Convertible Preferred Stock and Stockholders' Equity - Convertible Preferred Stock Classes (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Convertible Preferred Stock, Outstanding	100,038,109	100,038,109
Total	$ 436,533,000	$ 436,533,000
Series A Preferred Stock
Class of Stock [Line Items]
Convertible Preferred Stock, par value	$ 0.0001	$ 0.0001
Convertible Preferred Stock, Authorized	26,189,545	26,189,545
Convertible Preferred Stock, Issued	26,189,545	26,189,545
Convertible Preferred Stock, Outstanding	26,189,545	26,189,545
Convertible Preferred Stock, Liquidation preference	$ 255,348	$ 106,853,000
Total	13,878,000	13,878,000
Series B Preferred Stock
Class of Stock [Line Items]
Convertible Preferred Stock, par value	$ 0.0001	$ 0.0001
Convertible Preferred Stock, Authorized	23,675,035	23,675,035
Convertible Preferred Stock, Issued	23,675,035	23,675,035
Convertible Preferred Stock, Outstanding	23,675,035	23,675,035
Convertible Preferred Stock, Liquidation preference	$ 230,832,000	$ 96,594,000
Total	37,806,000	37,806,000
Series C Preferred Stock
Class of Stock [Line Items]
Convertible Preferred Stock, par value	$ 0.0001	$ 0.0001
Convertible Preferred Stock, Issued	13,152,896	13,152,896
Convertible Preferred Stock, Outstanding	13,152,896	13,152,896
Convertible Preferred Stock, Liquidation preference	$ 128,241,000	$ 53,664,000
Total	44,852,000	44,852,000
Series D Preferred Stock
Class of Stock [Line Items]
Convertible Preferred Stock, par value	$ 0.0001	$ 0.0001
Convertible Preferred Stock, Authorized	21,075,193	21,075,193
Convertible Preferred Stock, Issued	21,075,193	21,075,193
Convertible Preferred Stock, Outstanding	21,075,193	21,075,193
Convertible Preferred Stock, Liquidation preference	$ 205,483,000	$ 180,522,000
Total	180,353,000	180,353,000
Series E Preferred Stock
Class of Stock [Line Items]
Convertible Preferred Stock, par value	$ 0.0001	$ 0.0001
Convertible Preferred Stock, Authorized	13,450,703	13,450,703
Convertible Preferred Stock, Issued	13,450,703	13,450,703
Convertible Preferred Stock, Outstanding	13,450,703	13,450,703
Convertible Preferred Stock, Liquidation preference	$ 134,791,000	$ 134,791,000
Total	134,667,000	134,667,000
Series E1 Preferred Stock
Class of Stock [Line Items]
Convertible Preferred Stock, par value	$ 0.0001	$ 0.0001
Convertible Preferred Stock, Authorized	2,494,737	2,494,737
Convertible Preferred Stock, Issued	2,494,737	2,494,737
Convertible Preferred Stock, Outstanding	2,494,737	2,494,737
Convertible Preferred Stock, Liquidation preference	$ 25,000,000	$ 25,000,000
Total	$ 24,977,000	$ 24,977,000